Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11 – Commitments and Contingencies

Lease Agreements

On May 5, 2018, the Company signed a 5-year lease for approximately 2,300 square feet of office space at 2050 Center Avenue suite 640, Fort lee, New Jersey 07024. Commencement date of the lease is June 1, 2018. Total amount due under this lease is $411,150.

The annual minimum lease payments under non-cancellable operating leases, that have an initial or remaining term in excess of one year at June 30, 2018 are due as follows:

2018	$35,972
2019	74,204
2020	78,146
2021	82,207
2022	87,851
2023	37,775
Total minimum lease payments	$396,155

Rent expense for the three and six months ended June 30, 2018 was $88,875 and $69,022, respectively, and was $155,661 and $77,856, respectively, for the three and six months ended June 30, 2017.